Related Party Transactions	12 Months Ended
Dec. 31, 2021
Disclosure of related party [text block] [Abstract]
Related party transactions

Note 29. Related party transactions

Balances and transactions between the Group and its subsidiaries, which are related parties, have been eliminated on consolidation and are not disclosed in this note. Transactions between the Group and its related parties are disclosed below.

Outstanding activities

During the year, the Group entities carried out the following transactions with joint ventures and other related parties:

	For the year ended December 31
	2021	2020	2019
Sale of finished products	3,825	3,757	3,240
Revenue from services and consulting	116	87	222
Purchases of raw materials and other services	10,240	11,339	11,401

Interest expense derived from related parties amount to $61 (2020: $49).

The following amounts were outstanding at the reporting date:

	For the year ended December 31
	2021	2020
Amounts owed by related parties, net	1,147	2,562

The Group has net receivables of $1,147 (2020: $2,562). These amounts include fully provisioned balances of $18,060 (2020: $18,148) with Industrias Intercaps de Venezuela and $5,333 (2020: $5,472) with Laboratorios Vivax Pharmaceuticals. These respective amounts contain the corresponding exchange differences.

	For the year ended December 31
	2021	2020
Amounts owed to related parties	1,335	4,778
Loans owed to related parties	7,115	15,844
Amounts owed to related parties	8,450	20,622

Current	8,450	8,459
Non-current	—	12,163

Donations to Fundación Procaps amount to $427 (2020: $325, 2019: $319) and are recognized as other expenses in profit and loss.

Goods and services were sold or provided parties during the year based on the price lists in force and terms that would be available to third parties.

All outstanding balances with these related parties are priced on an arm’s length basis and are to be settled in cash within two months of the reporting date. None of the balances are secured. No expense has been recognized in the current year or prior year for bad or doubtful debts in respect of amounts owed by related parties.

Loans to and from related parties

Loans to related parties	2021	2020	2019
Balance as of January 1	$304	$499	$542
Loans advanced	—	—	289
Loan repayments received	(28)	(195)	(332)
Balance as of December 31	$276	$304	$499

Loans from related parties	2021	2020	2019
Balance as of January 1	$15,844	$20,963	$24,557
Loans advanced	—	32	—
Loan repayments	(9,154)	(5,856)	(4,570)
Interest accrued	425	705	976
Balance as of December 31	$7,115	$15,844	$20,963

The loans to and from related parties are repayable between one year from the reporting date. The average interest rate on the loans during the year was 6% (2020: 6%). Outstanding balances are unsecured and are repayable in cash. No loss allowance was recognized in expense in 2021 or 2020.

Put option agreements with IFC and Hoche for the right to put back all or some of the ordinary shares they held in Crynssen was presented as a separate financial liability, until the effectiveness of the Transaction, even though both are related parties. See Note 19. Borrowings for further detail.

Transactions with directors and executive board management members

Total management compensation included in the consolidated statement of profit or loss are as follows:

	For the year ended December 31
	2021	2020
Short-term employee benefits	$3,359	$2,617
Consulting fees	1,912	100
	$5,271	$2,717